Shareholder's Equity (Details)	12 Months Ended
	Dec. 31, 2021 shares
Share Capital
Number of shares issued at beginning of period	83,011,585
Remuneration
Bonus IPO	298,268	[1]
ILP exercised	45,434	[2]
Premium recognized	38,564	[3]
Number of shares issued at end of period	83,393,851
Class A common shares
Share Capital
Number of shares issued at beginning of period	18,575,492
Remuneration
Bonus IPO	298,268	[1]
ILP exercised	45,434	[2]
Premium recognized	38,564	[3]
Number of shares issued at end of period	18,957,758
Class B common shares
Share Capital
Number of shares issued at beginning of period	64,436,093
Remuneration
Bonus IPO		[1]
ILP exercised		[2]
Premium recognized		[3]
Number of shares issued at end of period	64,436,093

[1]	The Company issued 298,268 class A share units as part of Bonus IPO remuneration, which were granted to eligible executives and employees. These share units represented R$ 29,124 (net of withholding taxes) previously provisioned in Share Based Compensation Reserves (granted) and transferred to Share Based Compensation Reserves (vested) – exercised in the Consolidated Statement of Changes in Shareholders’ Equity. The Bonus IPO was conditioned to a 1-year lockup period expired in July 2021. The corresponding labor charges in 2021 amounted to R$ 21,456.
[2]	As result of the carve-out process, as described in Note 1.2, part of Cogna’s executives and employees (eligible) were transferred to the Company. Those eligible executives and employees were part of the Cogna Plan and their plans were migrated to the Vasta ILP Plan, as described in Note 23c. In as much as those eligible parties exercise their plan, the Company delivers a fixed quantity of share units to them. The amount provisioned previously in Share based Compensation Reserves (granted) in the Consolidated Statement of Changes in Shareholders’ Equity on December 31, 2021 is R$ 58 and was transferred to Share based compensation reserves (vested) – exercised. The corresponding labor charges in 2021 amounted to R$ 70.
[3]	The Company remunerated part of its executives based on restricted share units. The amount provisioned and paid in 2021 was R$ 1,861 (net of withholding taxes), see Share Based Compensation Reserves (granted) and subsequently vested to Share based compensation reserves (vested). Labor charges in 2021 amounted to R$ 1,538.